Shareholder Report	12 Months Ended
Aug. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Columbia Funds Series Trust I
Entity Central Index Key	0000773757
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2025
Multi-Manager Alternative Strategies Fund - Institutional Class
Shareholder Report [Line Items]
Fund Name	Multi-Manager Alternative Strategies Fund
Class Name	Institutional Class
Trading Symbol	CZAMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Multi-Manager Alternative Strategies Fund (the Fund) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Material Fund Change Notice [Text Block]	This report describes certain changes to the Fund that are planned or have occurred since the beginning of the reporting period.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$ 128	1.28%

Expenses Paid, Amount	$ 128
Expense Ratio, Percent	1.28%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Institutional Class shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Strategy
| The Fund’s unconstrained fixed income strategies performed well relative to the Fund’s benchmark, by keeping interest rate exposure low, while focusing risk more on the credit markets.
Credit allocations
| Positive contributions to the Fund’s performance were driven by exposure to a range of fixed income credit sectors. These included investment grade and high yield corporate bonds, non-agency mortgage-backed securities, and commercial mortgage-backed securities.
Currency
| Positive contributions also came from currency positioning. The Fund took advantage of the fall in the US dollar by having exposure to the euro. After falling initially, the euro has since rallied for most of the year. Some modest exposures to emerging market currencies also helped generate positive relative returns over the course of the year.
Top Performance Detractors
Strategy

I

The Fund’s managed futures strategies, which are quantitative and primarily employ a trend following approach, drove relative underperformance during the one-year period. The market environment was not conducive to managed futures strategies due to the lack of sustained trends, as well as the prevalence of abrupt, sharp reversals across markets. Trend reversals around October 2024, driven by changes in momentum in the U.S. presidential race, and around April 2025, due to tariff announcements, were particularly challenging to navigate.
Asset classes
| The Fund’s managed futures strategies incurred losses across all major asset classes. Equity and fixed income were the largest detractors. In equities, long positioning across global indices at the start of April accounted for a large portion of the losses as tariff announcements sent risk assets lower. In fixed income, long positioning in U.S. government bonds drove losses in October as the resurgence of the Republican party in the U.S. presidential election polls drove yields higher.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional Class (a)	0.24	2.44	1.62
FTSE Three-Month U.S. Treasury Bill Index	4.69	3.03	2.09
Bloomberg Global Aggregate Index	3.47	(1.76)	1.13
(a)
The returns shown for periods prior to January 3, 2017 (including Since Fund Inception returns, if shown) include the returns of Class A. Class A shares were offered prior to the Fund's Institutional Class shares but have since been merged into the Fund’s Institutional Class shares. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit
columbiathreadneedleus.com/investment-products/mutual-funds/appended-performance for more information.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 501,955,424
Holdings Count | Holding	1,604
Advisory Fees Paid, Amount	$ 5,267,106
Investment Company, Portfolio Turnover	126.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 501,955,424
Total number of portfolio holdings	1,604
Management services fees (represents 1.10% of Fund average net assets)	$ 5,267,106
Portfolio turnover for the reporting period	126%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Derivative Exposure
Long
Commodity-Related Investment Risk	7.8%
Equity Risk	14.9%
Foreign Exchange Risk	49.3%
Interest Rate Risk	43.8%
Short
Commodity-Related Investment Risk	5.6%
Equity Risk	0.1%
Foreign Exchange Risk	33.8%
Interest Rate Risk	36.2%
Asset Categories

Material Fund Change [Text Block]
Certain Fund Changes
This is a summary of certain changes to the Fund. For more complete information, you may review the Fund’s prospectus, which is available at
columbiathreadneedleus.com/resources/literature
or upon request at 1-800-345-6611.
MidOcean Credit Fund
Management
, L.P. (MidOcean) is expected to begin serving as subadviser to a portion of the Fund’s portfolio in the fourth quarter of 2025.

Material Fund Change Adviser [Text Block]	MidOcean Credit Fund Management , L.P. (MidOcean) is expected to begin serving as subadviser to a portion of the Fund’s portfolio in the fourth quarter of 2025.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund. For more complete information, you may review the Fund’s prospectus, which is available at
columbiathreadneedleus.com/resources/literature
or upon request at 1-800-345-6611.

Updated Prospectus Phone Number	1-800-345-6611
Updated Prospectus Web Address	columbiathreadneedleus.com/resources/literature